Fair Value (Tables)	12 Months Ended
Mar. 31, 2015
Fair Value
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2014	Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,383	¥14,383	—	—
Derivatives	282	—	282	—

Total assets:	¥14,665	¥14,383	¥282	—

Liabilities:
Derivatives	¥271	¥239	¥32	—

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2015	Level 1	Level 2	Level 3
Assets:
Marketable securities	¥19,383	¥19,053	330	—
Derivatives	55	47	8	—

Total assets:	¥19,438	¥19,100	¥338	—

Liabilities:
Derivatives	¥2,062	¥324	¥1,738	—

Fair Value, by Balance Sheet Grouping

	Yen in millions		Yen in millions
	March 31, 2014		March 31, 2015
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value
Asset (Liability):
Cash and cash equivalents	¥247,740	¥247,740	¥269,902	¥269,902
Short-term investments	2,344	2,344	2	2
Long-term investments	83	82	160	160
Short-term loan receivable	157	157	171	171
Long-term loan receivable	48	50	42	41
Short-term borrowings	(22,600)	(22,600)	(52,401)	(52,401)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(77,804)	(77,486)	(55,161)	(55,099)
Bonds including the current portion	¥(245,991)	¥(271,853)	¥(171,455)	¥(183,687)